SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

25.SUPPLEMENTAL CASH FLOW INFORMATION

(a)	Cash and cash equivalents

Cash consists of the following:

	December 31,	December 31,
	2021	2020
Bank current accounts and cash on hand	$20,516	$72,180

(b)	Non-cash investing and financing activities

The non-cash investing and financing activities of the Company, excluded from the consolidated statements of cash flows, include the following:

	2021	2020
Financing activities
Stock options exercised, credited to share capital with an offset to reserves	277	1,479
Common shares issued upon maturity of RSUs, credited to share capital with an offset to reserves	487	333
Warrants exercised, credited to share capital with an offset to reserves	2,140	506
Fresnillo obligation credited, with an offset to “mineral properties and related construction”	37,800	—

Investing activities
Initial recognition of right of use asset with an offset to lease obligation	1,769	233
Marketable securities adjustment included in account receivable with an offset to other gains	—	25